HOMES 2026-NQM6 TRUST ABS-15G

Exhibit 99.4

Schedule 5 - Clayton Waived Conditions Report

Client Name:
Client Project Name:	HOMES 2026-NQM6
Start - End Dates:	11/22/2025 - 5/01/2026
Deal Loan Count:	110

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL100	Legal document incorrect or incomplete	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Total				2

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